Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)1
Communication Services (7.0%)
	Comcast Corp. Class A	18,425,504	795,429
*	Alphabet Inc. Class A	500,962	610,272
*	Alphabet Inc. Class C	293,173	356,698
*	Facebook Inc. Class A	1,294,300	251,392
*	Discovery Communications Inc.	7,472,787	211,031
	Walt Disney Co.	1,442,214	206,251
	Verizon Communications Inc.	3,700,420	204,522
	Vodafone Group plc ADR	7,754,936	140,519
	News Corp. Class A	8,115,400	106,799
	CBS Corp. Class B	1,646,100	84,791
*	Electronic Arts Inc.	864,637	79,979
	Activision Blizzard Inc.	1,472,760	71,782
	Interpublic Group of Cos. Inc.	1,813,400	41,563
	Omnicom Group Inc.	510,300	40,936
	AT&T Inc.	142,227	4,843
*,^ Discovery Communications Inc. Class A		64,651	1,960
*	Liberty Global plc	65,623	1,709
	Viacom Inc. Class B	40,996	1,244
	CenturyLink Inc.	4,668	56
			3,211,776
Consumer Discretionary (11.4%)
	Medtronic plc	13,900,005	1,416,967
	Lowe's Cos. Inc.	8,339,728	845,648
	Dollar General Corp.	5,129,159	687,410
	McDonald's Corp.	1,980,902	417,416
	Advance Auto Parts Inc.	1,745,654	262,965
	DR Horton Inc.	5,387,556	247,451
	General Motors Co.	5,834,000	235,344
	Aon plc	1,156,750	218,915
	Aptiv plc	1,982,924	173,803
	Ross Stores Inc.	1,549,743	164,319
	Lennar Corp. Class A	3,332,920	158,547
	Magna International Inc.	2,200,500	110,949
	eBay Inc.	2,024,763	83,400
	Goodyear Tire & Rubber Co.	4,545,700	62,413
	Genuine Parts Co.	563,581	54,735
	Adient plc	2,154,606	51,172
	Harley-Davidson Inc.	1,315,300	47,061
	Hyundai Motor Co.	58,014	6,171
	Darden Restaurants Inc.	18,402	2,237
	H&R Block Inc.	76,738	2,125
	Gentex Corp.	76,818	2,106
*	Qurate Retail Group Inc. QVC Group Class A	142,939	2,021
	Autoliv Inc.	27,671	1,997
	Lennar Corp. Class B	47,457	1,803
	Newell Brands Inc.	124,828	1,771
	PulteGroup Inc.	52,281	1,647
	Kohl's Corp.	13,858	746

Best Buy Co. Inc.	7,403	567
Whirlpool Corp.	3,695	538
Aramark	5,389	195
Lear Corp.	1,394	177
		5,262,616
Consumer Staples (4.5%)
Philip Morris International Inc.	6,035,684	504,644
Coca-Cola Co.	8,755,510	460,803
Procter & Gamble Co.	3,056,004	360,731
PepsiCo Inc.	1,953,967	249,737
Mondelez International Inc. Class A	3,538,944	189,298
Unilever plc ADR	1,906,200	114,601
Nestle SA	1,040,100	110,341
Kroger Co.	2,457,700	52,005
Kellogg Co.	519,900	30,269
Walmart Inc.	33,097	3,653
Kimberly-Clark Corp.	23,570	3,197
Bunge Ltd.	34,394	2,010
Molson Coors Brewing Co. Class B	36,489	1,970
Sysco Corp.	27,191	1,864
Ingredion Inc.	23,486	1,815
Altria Group Inc.	13,097	616
Coty Inc. Class A	50,547	551
		2,088,105
Energy (9.4%)
Chevron Corp.	7,559,836	930,691
EOG Resources Inc.	7,762,281	666,392
Phillips 66	5,136,663	526,816
Schlumberger Ltd.	7,849,523	313,746
Valero Energy Corp.	3,045,236	259,606
BP plc ADR	5,327,121	211,700
Suncor Energy Inc.	7,226,480	207,400
Halliburton Co.	8,434,954	194,004
Hess Corp.	2,469,057	160,094
Marathon Oil Corp.	10,788,370	151,792
ConocoPhillips	2,416,015	142,738
Apache Corp.	5,536,800	135,209
National Oilwell Varco Inc.	5,522,900	131,556
Royal Dutch Shell plc ADR	1,851,106	116,416
Murphy Oil Corp.	4,438,900	106,711
Marathon Petroleum Corp.	643,257	36,273
Kosmos Energy Ltd.	5,732,500	34,452
Exxon Mobil Corp.	106,246	7,901
Devon Energy Corp.	71,527	1,931
Plains GP Holdings LP Class A	79,559	1,922
HollyFrontier Corp.	33,879	1,686
Occidental Petroleum Corp.	12,763	656
Kinder Morgan Inc.	31,294	645
		4,340,337
Financials (19.0%)
Wells Fargo & Co.	23,338,838	1,129,833
Bank of America Corp.	34,599,306	1,061,507
American International Group Inc.	18,442,464	1,032,594
JPMorgan Chase & Co.	5,562,227	645,218
American Express Co.	5,152,951	640,873
US Bancorp	10,642,950	608,245

Citigroup Inc.	7,260,701	516,672
Intercontinental Exchange Inc.	4,763,557	418,526
Northern Trust Corp.	3,624,144	355,166
Goldman Sachs Group Inc.	1,102,854	242,771
Fifth Third Bancorp	7,896,556	234,449
Bank of New York Mellon Corp.	3,691,609	173,210
Commerce Bancshares Inc.	2,606,997	158,584
Capital One Financial Corp.	1,705,395	157,613
Travelers Cos. Inc.	911,400	133,629
Citizens Financial Group Inc.	3,411,400	127,109
AXA Equitable Holdings Inc.	5,501,509	123,674
Navient Corp.	8,370,962	118,449
State Street Corp.	1,817,100	105,555
Discover Financial Services	1,060,693	95,187
Synchrony Financial	2,549,054	91,460
Morgan Stanley	1,770,264	78,883
SLM Corp.	8,370,887	76,259
E*TRADE Financial Corp.	1,509,247	73,636
Barclays plc	31,514,564	58,990
China Construction Bank Corp.	56,748,000	43,567
CIT Group Inc.	857,686	43,356
Ally Financial Inc.	1,290,874	42,483
Sumitomo Mitsui Financial Group Inc.	1,036,900	36,260
Royal Bank of Scotland Group plc	12,529,200	33,009
Industrial & Commercial Bank of China Ltd.	45,262,000	30,396
Banco de Sabadell SA	24,989,467	21,825
MetLife Inc.	61,296	3,029
Aflac Inc.	56,673	2,983
Allstate Corp.	27,702	2,975
Progressive Corp.	35,567	2,880
Regions Financial Corp.	141,983	2,262
Comerica Inc.	27,725	2,029
* Brighthouse Financial Inc.	51,366	2,012
Zions Bancorp NA	42,475	1,914
Erie Indemnity Co. Class A	5,252	1,170
Franklin Resources Inc.	25,019	816
Ameriprise Financial Inc.	4,862	707
Voya Financial Inc.	12,510	703
Unum Group	16,482	527
* Alleghany Corp.	735	504
* Arch Capital Group Ltd.	12,247	474
Lincoln National Corp.	6,554	428
* SVB Financial Group	1,431	332
		8,734,733
Health Care (10.6%)
Anthem Inc.	3,349,129	986,687
Cigna Corp.	2,941,141	499,759
Pfizer Inc.	11,635,511	451,923
CVS Health Corp.	7,860,939	439,191
Sanofi ADR	8,667,230	361,424
UnitedHealth Group Inc.	1,208,300	300,879
Johnson & Johnson	2,187,668	284,878
Danaher Corp.	1,420,289	199,551
Gilead Sciences Inc.	2,973,716	194,838
Zoetis Inc.	1,550,107	178,092
Humana Inc.	500,313	148,468
GlaxoSmithKline plc ADR	3,026,900	124,950

* Laboratory Corp. of America Holdings	724,613	121,387
Thermo Fisher Scientific Inc.	435,167	120,837
* Elanco Animal Health Inc.	3,584,960	118,160
Roche Holding AG	394,400	105,567
Merck & Co. Inc.	1,034,857	85,883
Zimmer Biomet Holdings Inc.	336,774	45,508
* Biogen Inc.	171,900	40,881
AbbVie Inc.	593,516	39,540
Abbott Laboratories	40,315	3,511
Eli Lilly & Co.	24,503	2,670
Universal Health Services Inc. Class B	16,504	2,490
Bristol-Myers Squibb Co.	47,564	2,112
Agilent Technologies Inc.	30,005	2,083
Amgen Inc.	10,003	1,866
Cardinal Health Inc.	38,060	1,740
* Syneos Health Inc.	32,320	1,651
* IQVIA Holdings Inc.	9,700	1,544
STERIS plc	8,344	1,242
		4,869,312
Industrials (10.4%)
General Electric Co.	72,760,448	760,347
Johnson Controls International plc	16,339,494	693,448
United Technologies Corp.	4,627,211	618,195
Honeywell International Inc.	2,210,215	381,174
Raytheon Co.	2,066,698	376,738
Caterpillar Inc.	2,442,440	321,596
Wabtec Corp.	3,846,810	298,820
General Dynamics Corp.	1,407,942	261,793
Deere & Co.	1,282,995	212,528
Eaton Corp. plc	2,097,590	172,401
Norfolk Southern Corp.	884,745	169,092
CNH Industrial NV	15,877,300	160,520
Cummins Inc.	963,600	158,030
Stanley Black & Decker Inc.	488,022	72,027
PACCAR Inc.	660,878	46,354
Fluor Corp.	1,360,900	44,243
Embraer SA ADR	1,339,300	27,054
Illinois Tool Works Inc.	18,228	2,811
WW Grainger Inc.	7,557	2,199
Dover Corp.	21,829	2,114
Nielsen Holdings plc	88,438	2,048
Expeditors International of Washington Inc.	25,337	1,935
Macquarie Infrastructure Corp.	42,991	1,782
Pentair plc	45,803	1,778
Allison Transmission Holdings Inc.	38,634	1,775
3M Co.	3,689	645
KAR Auction Services Inc.	11,336	303
* United Airlines Holdings Inc.	2,105	193
		4,791,943
Information Technology (15.6%)
Microsoft Corp.	14,940,160	2,035,896
Oracle Corp.	15,474,859	871,235
Apple Inc.	3,677,533	783,462
QUALCOMM Inc.	6,825,430	499,348
Cisco Systems Inc.	7,044,744	390,279
Taiwan Semiconductor Manufacturing Co Ltd. ADR	7,567,119	322,586

Samsung Electronics Co. Ltd.	8,124,900	307,728
Visa Inc. Class A	1,719,230	306,023
Analog Devices Inc.	2,195,264	257,856
Hewlett Packard Enterprise Co.	15,412,984	221,485
Corning Inc.	6,102,800	187,661
* Palo Alto Networks Inc.	670,335	151,858
Texas Instruments Inc.	1,092,830	136,615
Accenture plc Class A	634,795	122,249
Motorola Solutions Inc.	685,885	113,829
Skyworks Solutions Inc.	1,145,397	97,679
Telefonaktiebolaget LM Ericsson ADR	9,987,900	86,995
TE Connectivity Ltd.	741,800	68,542
* Worldpay Inc. Class A	491,327	66,206
* Micron Technology Inc.	1,374,700	61,710
* Teradata Corp.	800,700	29,322
Intel Corp.	122,453	6,190
International Business Machines Corp.	27,141	4,023
HP Inc.	111,514	2,346
Sabre Corp.	85,483	2,010
* ON Semiconductor Corp.	91,550	1,969
* Qorvo Inc.	26,702	1,957
Avnet Inc.	38,705	1,758
Teradyne Inc.	23,520	1,311
Lam Research Corp.	4,682	977
DXC Technology Co.	16,004	892
* Dell Technologies Inc.	5,533	319
Western Union Co.	11,435	240
Broadcom Inc.	665	193
		7,142,749
Materials (4.0%)
Air Products & Chemicals Inc.	3,071,645	701,164
Corteva Inc.	13,233,069	390,376
DuPont de Nemours Inc.	4,585,931	330,921
Dow Inc.	3,645,256	176,576
International Paper Co.	2,514,451	110,410
Vulcan Materials Co.	794,283	109,889
Scotts Miracle-Gro Co.	20,201	2,266
Ball Corp.	30,207	2,159
Reliance Steel & Aluminum Co.	20,312	2,030
Packaging Corp. of America	13,711	1,384
Sealed Air Corp.	19,234	804
Nucor Corp.	14,109	767
		1,828,746
Other (0.9%)
SPDR S&P 500 ETF Trust	1,241,743	369,332
2 Vanguard Value ETF	255,823	28,611
		397,943
Real Estate (0.5%)
Prologis Inc.	2,620,300	211,222
Simon Property Group Inc.	14,293	2,318
Mid-America Apartment Communities Inc.	17,850	2,104
Spirit Realty Capital Inc.	46,469	2,050
Brixmor Property Group Inc.	98,970	1,879
Park Hotels & Resorts Inc.	61,121	1,614
Equity Residential	19,578	1,545
HCP Inc.	46,194	1,475

Kimco Realty Corp.	47,349	910
VEREIT Inc.	85,458	779
Regency Centers Corp.	9,909	661
^ Omega Healthcare Investors Inc.	15,681	569
Essex Property Trust Inc.	602	182
		227,308
Utilities (2.2%)
Dominion Energy Inc.	6,894,839	512,218
Exelon Corp.	4,952,026	223,138
PPL Corp.	5,414,305	160,426
Southern Co.	1,506,013	84,638
FirstEnergy Corp.	60,340	2,653
Eversource Energy	31,170	2,364
Ameren Corp.	29,089	2,202
AES Corp.	130,532	2,192
NRG Energy Inc.	48,401	1,652
Pinnacle West Capital Corp.	9,737	888
Vistra Energy Corp.	39,402	846
NextEra Energy Inc.	3,952	819
		994,036
Total Common Stocks (Cost $33,876,275)		43,889,604

		Coupon
Temporary Cash Investments (4.5%)1
Money Market Fund (4.4%)
3,4 Vanguard Market Liquidity Fund		2.386%		20,083,900	2,008,591

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.349%	8/15/19	100	100
5	United States Treasury Bill	2.048%	11/21/19	12,000	11,924
5	United States Treasury Bill	2.043%	11/29/19	40,000	39,728
					51,752
Total Temporary Cash Investments (Cost $2,060,261)					2,060,343
Total Investments (100.0%) (Cost $35,936,536)					45,949,947
Other Assets and Liabilities-Net (0.0%)4					12,640
Net Assets (100%)					45,962,587

Windsor II Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September	2,125	316,869	(243)
	2019
Micro E-mini S&P 500 Index	September	48	716	11
	2019
				(232)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets

Windsor II Fund

or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,135,750	753,854	—
Temporary Cash Investments	2,008,591	51,752	—
Futures Contracts—Liabilities[1]	(3,373)
Total	45,140,968	805,606	—
1 Represents variation margin on the last day of the reporting period.

Windsor II Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5%
of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Adient plc	207,482	—	80,401	(190,058)	114,149	—	—	NA1
Vanguard Market
Liquidity Fund	1,156,280	NA2	NA2	(313)	81	28,195	—	2,008,591
Vanguard Value ETF	46,703	—	20,006	10,790	(8,876)	681	—	28,611
Total	1,410,465			(179,581)	105,354	28,876	—	2,037,202

1 Not applicable—at July 31, 2019, the security was still held, but the issuer was no longer an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.